Other current assets (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Prepaid Expenses and Other Current Assets

Other current assets as of March 31, 2012 and 2013 consist of the following:

	Yen in millions
	March 31
	2012	2013
Other receivable	¥10,802	¥13,740
Deferred tax assets (Note 16)	6,448	12,787
Costs on uncompleted construction contracts	—	5,799
Time deposit	7,810	1,552
Other	10,022	14,481

	¥35,082	¥48,359